SUPPLEMENTAL STATEMENT OF CASH FLOWS INFORMATION	12 Months Ended
Dec. 29, 2018
SUPPLEMENTAL STATEMENT OF CASH FLOWS INFORMATION
SUPPLEMENTAL STATEMENT OF CASH FLOWS INFORMATION

13. SUPPLEMENTAL STATEMENT OF CASH FLOWS INFORMATION

Supplemental cash flow information was as follows for the periods indication (in thousands):

	Fiscal Year Ended
	December 29,	December 30,	December 31,
	2018	2017	2016
Interest paid	$28,504	$29,879	$19,634
Income taxes paid	16,347	20,640	25,292

Liabilities related to property and equipment outstanding at fiscal 2018 and fiscal 2017 of $1.3 million and $0.9 million, respectively, are not included in “Purchases of property and equipment” within the consolidated statement of cash flows. Non‑cash financing activities during fiscal 2018, fiscal 2017, and fiscal 2016 consisted of accrued dividends payable on unvested options, which were $1.7 million, $2.2 million, and $1.7 million, respectively.